Marketable Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Marketable Securities [Line Items]
Interest receivable	$ 16,622	$ 16,352